1
Gabelli Gold Fund, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99 .9%
Metals and Mining — 99 .9%
Asia/Pacific Rim — 14 .4%
3,863,637 De Grey Mining Ltd. † ................................ $ 3,353,745
2,950,000 Evolution Mining Ltd. ............................... 9,712,934
567,079 Newcrest Mining Ltd. ............................... 11,346,991
2,214,126 Northern Star Resources Ltd. .................... 17,794,359
7,500,000 Pantoro Ltd. † ........................................... 1,571,430
3,745,000 Perseus Mining Ltd., Australia .................. 5,492,672
4,450,000 Perseus Mining Ltd., Toronto .................... 6,353,838
17,736,651 RTG Mining Inc. , CDI † .............................. 1,300,689
4,221,042 Westgold Resources Ltd. .......................... 6,080,316
63,006,974
Europe — 7 .4%
1,803,054 Condor Gold plc † ..................................... 716,496
911,960 Endeavour Mining plc ............................... 22,621,189
835,500 Fresnillo plc ............................................. 8,056,051
8,006,564 Shanta Gold Ltd. ...................................... 1,004,452
32,398,188
North America — 73 .4%
250,440 Aclara Resources Inc. † ............................. 146,239
285,204 Agnico Eagle Mines Ltd., New York ........... 17,465,893
235,859 Agnico Eagle Mines Ltd., Toronto .............. 14,432,839
727,675 Alamos Gold Inc., New York , Cl. A, New
York ..................................................... 6,127,023
775,250 Alamos Gold Inc., Toronto , Cl. A, Toronto .. 6,511,319
710,000 Artemis Gold Inc. † ................................... 4,032,316
1,600,000 B2Gold Corp., New York ........................... 7,344,000
699,650 B2Gold Corp., Toronto .............................. 3,212,407
1,078,275 Barrick Gold Corp. .................................... 26,450,086
2,350,000 Belo Sun Mining Corp. † ............................ 1,428,629
1,000,000 Benchmark Metals Inc. † ........................... 871,895
107,700 Contango ORE Inc. † ................................. 2,638,650
600,000 Dundee Precious Metals Inc. ..................... 3,580,370
625,000 Eldorado Gold Corp. † ............................... 7,006,250
50,000 Equinox Gold Corp. , New York † ................ 413,500
620,000 Equinox Gold Corp., Toronto † ................... 5,118,106
189,700 Franco-Nevada Corp. (a) ............................ 30,187,512
1,000,000 Galway Metals Inc. † ................................. 495,940
1,325,000 K92 Mining Inc. † ...................................... 9,687,238
950,000 Karora Resources Inc. † ............................ 4,833,020
1,300,000 Kinross Gold Corp. ................................... 7,644,000
867,000 Lion One Metals Ltd. † .............................. 825,285
525,000 Lundin Gold Inc. † ..................................... 4,388,473
95,533 MAG Silver Corp. † .................................... 1,544,769
70,000 MAG Silver Corp., New York † ................... 1,131,900
85,000 MAG Silver Corp., Toronto † ...................... 1,376,155
1,500,000 Marathon Gold Corp. † .............................. 3,251,610
166,666 Moneta Gold Inc. † .................................... 307,962
541,917 Newmont Corp. ........................................ 43,055,306
75,000 Osisko Development Corp. † ...................... 238,801
Shares
Market
Value
610,000 Osisko Development Corp., Toronto † ........ $ 2,044,475
591,860 Osisko Gold Royalties Ltd. ........................ 7,806,880
1,290,000 Osisko Mining Inc. † .................................. 4,117,186
45,000 Pan American Silver Corp. ........................ 1,228,500
200,000 Prime Mining Corp. † ................................ 561,533
200,000 Probe Metals Inc. † ................................... 279,966
600,000 Probe Metals Inc., Toronto † ...................... 959,885
200,000 Rupert Resources Ltd. † ............................ 1,012,678
450,000 SilverCrest Metals Inc. † ............................ 4,009,500
340,000 SSR Mining Inc., New York ....................... 7,395,000
137,955 SSR Mining Inc., Toronto .......................... 2,999,334
1,630,000 Troilus Gold Corp. † .................................. 1,173,459
505,833 Victoria Gold Corp. † ................................. 6,433,424
2,111,000 Wesdome Gold Mines Ltd. † ...................... 26,494,093
1,500,000 Western Copper & Gold Corp. † ................. 3,539,575
485,000 Wheaton Precious Metals Corp. ................ 23,076,300
2,150,000 Yamana Gold Inc., New York ..................... 11,997,000
150,000 Yamana Gold Inc., Toronto ........................ 837,499
321,713,780
South Africa — 4 .7%
1,330,000 Gold Fields Ltd. , ADR ............................... 20,561,800
TOTAL COMMON STOCKS ........................ 437,680,742
WARRANTS — 0.0%
Metals and Mining — 0.0%
North America — 0.0%
125,000 Hycroft Mining Holding Corp. , expire
10/06/25 † ............................................. 86,400
130,000 Osisko Development Corp. , expire
04/29/22 † ............................................. 0
75,000 Osisko Development Corp. , expire
03/02/27 † ............................................. 0
100,000 Probe Metals Inc. , expire 03/08/24 † .......... 8
190,000 Troilus Gold Corp. , expire 06/30/23 † ......... 26,597
TOTAL WARRANTS .................................. 113,005
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0 .1%
$ 405,000 U.S. Treasury Bills,
0.501% to 0.522% †† , 06/23/22 ............ 404,567
TOTAL INVESTMENTS — 100.0%
(Cost $ 241,478,323 ) ............................. $ 438,198,314
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Non-income producing security.
†† Represents annualized yields at date of purchase.

Gabelli Gold Fund, Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest